Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Product Categories as Percent of Sales	The following table is a summary of the Company’s main product categories as a percent of net sales:
	Three Months Ended March 31,
	2019	2018
Figures	81.5%	84.2%
Other	18.5%	15.8%
The following table is a summary of product categories as a percent of sales:

	Year ended December 31,
	2018	2017	2016
Figures	81.6%	81.8%	82.0%
Other	18.4%	18.2%	18.0%

Summary of Net Sales and Long-Lived Assets

The following tables present summarized geographical information (in thousands):

	Three Months Ended March 31,
	2019	2018
Net sales:
United States	$108,871	$88,850
International	58,194	48,361
Total net sales	$167,065	$137,211

	March 31,	December 31,
	2019	2018
Long-lived assets:
United States	$51,300	$23,781
China and Vietnam	19,825	20,662
United Kingdom	9,315	4,128
Total long-lived assets	$80,440	$48,571

The following tables present summarized geographical information (in thousands):

	Year ended December 31,
	2018	2017	2016
Net sales:
United States	$466,044	$376,087	$352,436
International	220,029	139,997	74,281
Total net sales	$686,073	$516,084	$426,717

	December 31,
	2018	2017
Long-lived assets:
United States	$23,781	$24,637
China and Vietnam	20,662	18,865
United Kingdom	4,128	1,194
Total long-lived assets	$48,571	$44,696